Summary of Significant Accounting Policies - Property and equipment (Detail)	12 Months Ended
Dec. 31, 2016
Laboratory equipment | Minimum
Property and equipment
Estimated useful life	5 years
Laboratory equipment | Maximum
Property and equipment
Estimated useful life	7 years
Computer equipment and software
Property and equipment
Estimated useful life	3 years
Furniture and fixtures
Property and equipment
Estimated useful life	5 years
Office equipment
Property and equipment
Estimated useful life	5 years